Document And Entity Information	Aug. 13, 2026
Document Information [Line Items]
Entity, Registrant Name	Dominari Holdings Inc.
Document, Type	8-K
Document, Period End Date	Aug. 13, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41845
Entity, Tax Identification Number	52-0849320
Entity, Address, Address Line One	725 5th Avenue
Entity, Address, Address Line Two	22nd Floor
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	393-4540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DOMH
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000012239